Intangible assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	May 19, 2025	Dec. 31, 2024
Impairment of intangible assets
Intangible assets other than goodwill	$ 37,925	$ 39,426		$ 37,177
Payment for intangible assets	$ 1,804	$ 1,474
EsoBiotec
Impairment of intangible assets
Net assets acquired			$ 403
Intangible assets acquired			426
Current payables assumed			29
Cash and cash equivalents acquired			4
Current receivables acquired			2
Contingent consideration, asset acquisitions			$ 575